THE HARTFORD CONSERVATIVE ALLOCATION FUND
The Hartford Conservative Allocation Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks current income and long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 99 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I or Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD CONSERVATIVE ALLOCATION FUND	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD CONSERVATIVE ALLOCATION FUND		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class F
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other expenses		0.26%	0.27%	0.28%	0.36%	0.31%	0.26%	0.14%
Acquired fund fees and expenses		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Total annual fund operating expenses	[1]	1.18%	1.94%	0.95%	1.53%	1.23%	0.93%	0.81%
Fee waiver and/or expense reimbursement	[2]	none	none	0.01%	0.09%	0.09%	0.09%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.18%	1.94%	0.94%	1.44%	1.14%	0.84%	0.81%
[1]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.94% (Class C), 0.94% (Class I), 1.44% (Class R3), 1.14% (Class R4), 0.84% (Class R5), and 0.84% (Class F). This contractual arrangement will remain in effect until February 29, 2020 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD CONSERVATIVE ALLOCATION FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	664	904	1,163	1,903
Class C	297	609	1,047	2,264
Class I	96	302	525	1,165
Class R3	147	475	826	1,816
Class R4	116	381	667	1,481
Class R5	86	287	506	1,135
Class F	83	259	450	1,002

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - THE HARTFORD CONSERVATIVE ALLOCATION FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	664	904	1,163	1,903
Class C	197	609	1,047	2,264
Class I	96	302	525	1,165
Class R3	147	475	826	1,816
Class R4	116	381	667	1,481
Class R5	86	287	506	1,135
Class F	83	259	450	1,002

Portfolio Turnover.
The Fund will pay transaction costs, such as commissions, when it buys and sells shares of affiliated exchange traded funds (or “turns over” its portfolio). The Fund will not incur transaction costs when it buys and sells affiliated mutual funds, but it could incur transaction costs if it were to buy and sell other types of securities directly. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to meet its investment objective through investment in a combination of other mutual funds and exchange traded funds ("ETFs") advised by Hartford Funds Management Company, LLC (the "Investment Manager") or a wholly owned subsidiary of the Investment Manager (the "Underlying Funds"). The Underlying Funds, include fixed income funds, equity funds and funds that may have exposures to alternative asset classes, including commodities. The Fund may also invest in one or more unaffiliated money market funds.

The Investment Manager anticipates allocating approximately 20%-50% of the Fund’s total assets to the equity component and approximately 50%-80% of the Fund’s total assets to the fixed income component. The Investment Manager may change these target allocations depending on its analysis of global financial markets and macro-economic trends. The Investment Manager regularly reviews and adjusts the allocations to favor investments in those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective.

The equity component is generally comprised of domestic, global and international equity funds and/or equity related investments. The fixed income component is generally comprised of fixed income funds investing in several asset classes of varying credit quality and duration profiles and/or fixed income related investments. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

The Underlying Funds use a broad array of investment strategies. The Underlying Funds may invest in many types of instruments, including but not limited to equity and equity related securities across the market capitalization spectrum, corporate and sovereign bonds of varying credit quality and duration, money market instruments and derivatives. The debt securities in which certain Underlying Funds may invest include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality. The Underlying Funds may invest in domestic and foreign securities.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Fund of Funds Risk −The Fund invests primarily in the Underlying Funds, and the Fund's investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager's allocation among those Underlying Funds. Determinations regarding asset classes or Underlying Funds and the Fund's allocations thereto may not successfully achieve the Fund's investment objective. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund's direct fees and expenses. Management of the Fund entails potential conflicts of interest because the Fund invests in affiliated Underlying Funds. To mitigate these conflicts, the Investment Manager has implemented a conflicts of interest policy.

The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund. The risks of the Underlying Funds include risks specific to their strategies, such as:

•      Fixed Income Risk - Risks related to fixed income investments include credit risk, interest rate risk and call risk, among others. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Interest rate risk is the risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce an Underlying Fund's income if the proceeds are reinvested at lower interest rates. The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risks. The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk.

•      Equity Risk - The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions. The securities of small capitalization and mid capitalization companies involve greater risks than stocks of larger, more established companies and may be subject to more abrupt or erratic price movements. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Different investment styles may go in and out favor, which may cause a fund to underperform the broader stock market.

•      Foreign Investments, Emerging Markets and Currency Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of an Underlying Fund's investments in foreign securities. The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Changes in currency exchange rates may also adversely affect an Underlying Fund's foreign investments.

•      Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an Underlying Fund's original investment. Successful use of derivative instruments by an Underlying Fund depends on the sub-adviser's judgment with respect to a number of factors and such Underlying Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

•      Liquidity Risk - The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for an Underlying Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect an Underlying Fund's performance.

•     ETF Specific Risk - Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Active Investment Management Risk −The risk that, if the Investment Manager's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Include the Fund's performance when the Fund pursued a modified strategy and was managed by sub-advisers

•    Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•    Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 11.93% (2nd quarter, 2009) Lowest -6.91% (3rd quarter, 2011)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark and three broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2018 (including sales charges)
Average Annual Total Returns - THE HARTFORD CONSERVATIVE ALLOCATION FUND	Average Annual Returns, Label	1 Year		5 Years		10 Years
Class A	Class A - Return Before Taxes	(9.08%)		0.08%		4.63%
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	(10.12%)		(0.87%)		3.64%
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(5.25%)		(0.18%)		3.42%
Class C	Class C - Return Before Taxes	(5.33%)		0.47%		4.44%
Class I	Class I - Return Before Taxes	(3.50%)		1.50%		5.51%
Class R3	Class R3 - Return Before Taxes	(4.03%)		0.95%		4.88%
Class R4	Class R4 - Return Before Taxes	(3.65%)		1.26%		5.22%
Class R5	Class R5 - Return Before Taxes	(3.41%)		1.55%		5.53%
Class F	Class F - Return Before Taxes	(3.38%)		1.54%		5.52%
65% Bloomberg Barclays U.S. Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI All Country World ex USA Index (Net)	65% Bloomberg Barclays U.S. Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI All Country World ex USA Index (Net)	(2.55%)	[1]	3.83%	[1]	6.42%	[1]
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%		2.52%		3.48%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	(5.24%)		7.91%		13.18%
MSCI All Country World ex USA Index (Net)	MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	(14.20%)		0.68%		6.57%
[1]	The blended benchmark is calculated by Hartford Funds Management Company, LLC.